As filed with the Securities and Exchange Commission on December 14, 2001

                                       1933 Act Registration No. 333-__________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. [ ] Post-Effective Amendment No.______


                            AMERICAN AADVANTAGE FUNDS
               (Exact name of registrant as specified in charter)
                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

                                   Copies to:

                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                              Washington D.C. 20036
                            Telephone: (202) 778-9000


Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on the 30th day after filing pursuant to Rule 488.

Title of securities being registered:  PlanAhead Class shares.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

Registrant has adopted a master-feeder operating structure. This Registration Statement includes signature pages for the AMR Investment Services Trust, the master trust, State Street Equity 500 Index Portfolio, the master trust for the S&P 500 Index Fund, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


        This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting of Shareholders

Part A - Combined Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund

                       4333 Amon Carter Boulevard, MD 5645
                              Fort Worth, TX 76155

                                January __, 2002

Dear Shareholder:

         You are being asked to approve a reorganization of the above-referenced funds (the "Mileage Funds"), each of which is a separate series of the American AAdvantage Mileage Funds (the "Mileage Trust"), into the PlanAhead Class shares of each corresponding series (the "AAdvantage Funds") within the American AAdvantage Funds. As a shareholder of one or more Mileage Funds, please review the enclosed Combined Proxy Statement and Prospectus and vote your shares. THE BOARD OF TRUSTEES OF THE MILEAGE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

         Each Mileage Fund is a "feeder" fund in a "master-feeder" structure. As such, the assets of your Mileage Fund are invested in a "master" fund that has the same investment objective as that Mileage Fund and purchases securities for investment. In particular, each Mileage Fund invests in a corresponding series of the AMR Investment Services Trust, except that the S&P 500 Index Mileage Fund invests in the State Street Equity 500 Index Portfolio. Each AAdvantage Fund is also a "feeder" fund that invests in these same "master" funds. As a result, each Mileage Fund and its corresponding AAdvantage Fund ultimately invest in the same portfolio of securities.

         You are being asked to approve an Agreement and Plan of Reorganization and Termination ("Plan") between each Mileage Fund and its corresponding AAdvantage Fund. If the Plan is approved with respect to your Mileage Fund, you will become a PlanAhead Class shareholder of the corresponding AAdvantage Fund that has identical investment objectives and policies as your current Mileage Fund, and that invests in the same "master" fund. You will receive PlanAhead
Class shares with a net asset value equal to your Mileage Fund shares. The reorganization would look like this:


[FLOW CHART - depicts master-feeder structure in relation to the reorganization]


         Each reorganization will be tax-free. The costs of each Reorganization will be divided between the Mileage Funds and the AAdvantage Funds. If the Plan is not approved by any Mileage Fund, that Mileage Fund will cease operations and be liquidated.

         As a shareholder of a Mileage Fund, you will no longer accrue frequent flyer miles under the American Airlines AAdvantage(R) program if the Plan is approved with respect to a Mileage Fund. However, all AAdvantage miles earned prior to the reorganization will remain in your AAdvantage account until you redeem them (subject to the rules of the AAdvantage program). [If the Plan is approved with respect to a Mileage Fund, In addition, after the reorganization, we anticipate that the expenses associated with your investment will remain the same or decline due to economies of scale associated with becoming a shareholder of an AAdvantage Fund, each of which has a much larger asset base than its corresponding Mileage Fund. The enclosed Combined Proxy Statement and Prospectus explains the proposed reorganization in greater detail.

         YOUR VOTE IS IMPORTANT TO US. We urge you to vote by telephone, Internet, or by completing and returning the enclosed proxy card(s) promptly. A postage-paid return envelope is enclosed, if you choose to mail your card(s). Your prompt response will help eliminate the cost of further proxy solicitations. Should you have any questions regarding the proposal, please do not hesitate to contact us.

                                           Sincerely yours,


                                           William F. Quinn
                                           President
                                           American AAdvantage Funds
                                           American AAdvantage Mileage Funds

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund

                       4333 Amon Carter Boulevard MD 5645
                              Fort Worth, TX 76155


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                FEBRUARY 13, 2002
                             -----------------------

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of each of the above-listed funds ("Mileage Funds"), each a series of the American AAdvantage Mileage Funds ("Mileage Trust"), will be held on Wednesday, February 13, 2002, at 1:00 p.m. Central Time, at the offices of AMR Investment Services, Inc., 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, Room 6E1D-36, for the purposes set forth below.

          1. To approve or disapprove the Agreement and Plan of Reorganization and Termination between the Mileage Trust, on behalf of the Mileage Funds, and the American AAdvantage Funds, on behalf of its Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, and Short-Term Bond Fund.

          2. To transact such other business as may properly come before the Meeting or any adjournments thereof.

         You will be entitled to vote at the Meeting and any adjournments thereof if you owned shares of a Mileage Fund at the close of business on December 31, 2001. If you owned shares of more than one Mileage Fund, you may receive more than one proxy card. Please be certain to vote each proxy card you receive. If you attend the Meeting, you may vote your shares in person. You may revoke your proxy at any time before it is exercised 1) by the subsequent execution and submission of a revised proxy, 2) by giving written notice of revocation to the Mileage Trust at any time before the proxy is exercised or 3) by voting in person at the Meeting.

                                           By Order of the Board of Trustees,


                                           Robert J. Zutz
                                           Secretary
January __, 2002

--------------------------------------------------------------------------------

                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.


         Whether or not you plan to attend the meeting, we ask that you please promptly vote by following the instructions on the enclosed proxy card(s). If you sign, date and return the proxy card(s) but give no voting instructions, your shares will be voted "FOR" the proposal noticed above. In order to avoid additional expense to the Mileage Funds for further solicitation, management requests your cooperation in voting promptly. As an alternative to mailing your paper proxy card(s) to us to vote, you may vote by telephone or via the Internet. To vote in this manner, please refer to the enclosed proxy card(s) for the toll-free telephone number and the Internet address. Unless proxies are signed by the appropriate persons, they will not be voted.

         If we do not receive your vote promptly, we may contact you.
--------------------------------------------------------------------------------

                               PROXY STATEMENT FOR
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund
                         (collectively, "Mileage Funds")


                                 PROSPECTUS FOR
                            AMERICAN AADVANTAGE FUNDS
                                  Balanced Fund
                              Large Cap Value Fund
                              Small Cap Value Fund
                            International Equity Fund
                               S&P 500 Index Fund
                             Intermediate Bond Fund
                              Short-Term Bond Fund
                       (collectively, "AAdvantage Funds")


                       4333 Amon Carter Boulevard, MD 5645
                              Fort Worth, TX 76155
                                  800-388-3344

                            -----------------------
                     COMBINED PROXY STATEMENT AND PROSPECTUS


                                JANUARY __, 2002

         This Combined Proxy Statement and Prospectus ("Proxy Statement") describes the proposed Agreement and Plan of Reorganization and Termination
("Plan") pursuant to which you would receive PlanAhead Class shares of a corresponding AAdvantage Fund in exchange for the Mileage Fund shares you currently own. Because the Mileage Funds and AAdvantage Funds operate under a master-feeder structure, in which each pair of funds invests in the same corresponding master fund, the nature and structure of your investment would remain the same. The Mileage Funds and the AAdvantage Funds are collectively referred to herein as the "Funds."

         Shareholders of each Mileage Fund will vote separately on whether to approve the Plan on behalf of that Mileage Fund. For each Mileage Fund where the Plan is approved, its corresponding AAdvantage Fund will acquire the assets and assume the liabilities of that Mileage Fund in exchange for that AAdvantage Fund's PlanAhead Class shares, which that Mileage Fund then will distribute PRO RATA to its shareholders in complete liquidation thereof (each such series of transactions between a Mileage Fund and its corresponding AAdvantage Fund are referred to as a "Reorganization"). Under the Plan, each shareholder of a Mileage Fund would become the owner of AAdvantage Fund PlanAhead Class shares having a total net asset value equal to the shareholder's holdings in that Mileage Fund on the day the Reorganization is consummated.

         This Proxy Statement constitutes a proxy statement for each Mileage Fund for the meeting of its shareholders and the AAdvantage Funds' Prospectus for its PlanAhead Class shares that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with each Reorganization. It sets forth information that a Mileage Fund shareholder should know before voting on the Plan. This Proxy Statement should be read carefully and retained for future reference. A Statement of Additional Information ("SAI") dated January __, 2002, is incorporated herein by this reference. The SAI is available without charge by contacting the Mileage Funds at the telephone number or address listed above.

         A copy of the current prospectus of the Mileage Funds, dated March 1, 2001 and supplemented August 29, 2001, October 9, 2001, October 17, 2001, October 31, 2001, and November 26, 2001, and a copy of the current prospectus of the PlanAhead Class shares of the AAdvantage Funds, also dated March 1, 2001 and supplemented August 29, 2001, October 9, 2001, and October 17, 2001, are incorporated by this reference into (and are legally a part of) this Proxy Statement. The SAI of the Mileage Funds, dated March 1, 2001 and supplemented August 29, 2001 and September 6, 2001, and the SAI of the AAdvantage Funds, also dated March 1, 2001 and supplemented July 18, 2001, August 29, 2001, and September 6, 2001, are on file with the SEC and are also incorporated by this reference into this Proxy Statement. The Annual Reports to Shareholders of the Mileage Funds and of the AAdvantage Funds, both dated October 31, 2001, are on file with the SEC and are incorporated by this reference into this Proxy Statement. The Semi-Annual and Annual Reports to Shareholders of the S&P 500 Index Mileage Fund, dated June 30, 2001 and December 31, 2000, respectively, and the AAdvantage S&P 500 Index Fund, dated June 30, 2001 and December 31, 2000, respectively, also are on file with the SEC and are incorporated by this reference into this Proxy Statement. These documents are available without charge by calling or writing the Funds at the telephone number and address listed above. The SEC maintains a website at http://www.sec.gov that contains these documents and other information about the Funds.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

PROPOSAL:  To Approve or Disapprove the Agreement and Plan of Reorganization and
           Termination
SUMMARY
         About the Proposed Reorganizations
         Comparative Fee Table
         Expense Example
COMPARISON OF THE FUNDS
         Overview
         Comparison of Investment Objectives, Strategies and Risks
         Investment Advisory Services
         Purchasing, Redeeming and Exchanging Shares
         Dividends and Other Distributions
         Taxes
         American Airlines AAdvantage Miles
         Performance
INFORMATION ABOUT THE REORGANIZATIONS
         Terms of the Reorganizations
         Reasons for the Reorganizations
         Description of the Securities to be Issued
         Federal Income Tax Considerations
         Required Vote
CAPITALIZATION
LEGAL MATTERS
INFORMATION FILED WITH SECURITIES AND EXCHANGE COMMISSION
EXPERTS
OTHER INFORMATION
VOTING INFORMATION
APPENDIX A: Form of Agreement and Plan of Reorganization and Termination APPENDIX B: Management's Discussion and Analysis of Performance
APPENDIX C:  Five Percent Shareholders and Control Persons
APPENDIX D:  Financial Highlights

         PROPOSAL:  TO APPROVE OR DISAPPROVE THE AGREEMENT AND PLAN OF
                    REORGANIZATION AND TERMINATION.

                                     SUMMARY

         The  following  is a summary of  certain  information  relating  to the proposed Reorganization between each Mileage Fund and its corresponding AAdvantage Fund. As discussed more fully below, the Board of Trustees of the Mileage Funds ("Mileage Trust Board" or "Board") believes that the Reorganization will benefit each Mileage Fund's shareholders.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement, the SAI dated January __, 2002, the prospectus and SAI of the Mileage Funds dated March 1, 2001, as supplemented, the prospectus and SAI of the PlanAhead Class of the AAdvantage Funds, also dated March 1, 2001, as supplemented, the most recent Annual Reports to Shareholders of the Mileage Funds and of the PlanAhead Class of the AAdvantage Funds both dated October 31, 2001, the most recent Semi-Annual and Annual Reports to Shareholders of the S&P 500 Index Mileage Fund, dated June 30, 2001 and December 31, 2000, respectively, the most recent Semi-Annual and Annual Reports to Shareholders of the AAdvantage S&P 500 Index Fund, dated June 30, 2001 and December 31, 2000, respectively, and the Plan, the form of which is attached to this Proxy Statement as Appendix A. The prospectus for the PlanAhead Class of the AAdvantage Funds is also provided with this Proxy Statement.

ABOUT THE PROPOSED REORGANIZATIONS

         The Board considered and approved the proposed Plan at a meeting held on November 16, 2001, subject to shareholder approval. The Plan provides that each AAdvantage Fund will acquire all of the assets, and will assume all of the liabilities, of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund at their net asset value ("NAV"). Each Mileage Fund then will distribute those PlanAhead Class shares to its shareholders. As a result, each Mileage Fund shareholder will receive PRO RATA full and fractional PlanAhead Class shares of the corresponding AAdvantage Fund. Each shareholder will receive shares in an aggregate value equal to the NAV of his or her Mileage Fund shares as of the date the Reorganization is consummated. The proposed Reorganizations will occur as of the close of business of March 1, 2002, or another date agreed to by the Funds ("Closing Date"). Following each Reorganization, the participating Mileage Fund will be liquidated as soon as is reasonably practicable. For each Mileage Fund whose shareholders do not approve the Plan, that Mileage Fund will no longer conduct operations and will be liquidated as soon as practicable. Costs of the Reorganizations will be divided between the Mileage Funds and the AAdvantage Funds.

         The Mileage Funds will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that each Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither a Mileage Fund nor any of its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of a Reorganization. If a Mileage Fund sells portfolio holdings prior to the Closing Date, it may recognize net gains or losses. Any such net recognized gains would increase the amount of any distribution made to shareholders of that Mileage Fund prior to the Closing Date.

         For the reasons set forth below under "Reasons for the Reorganization," the Board (including the Trustees who are not "interested persons" ("Independent Trustees") as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Funds) has determined that the Reorganizations are in the best interests of the Mileage Funds, that the terms of the Plan are fair and reasonable and that the interests of the Mileage Funds' shareholders will not be diluted as a result of the Reorganization. The Board of Trustees of the AAdvantage Funds ("AAdvantage Trust Board") (including the Independent Trustees) has made similar determinations regarding the AAdvantage Funds. ACCORDINGLY, THE MILEAGE TRUST BOARD RECOMMENDS APPROVAL OF THE PLAN.

COMPARATIVE FEE TABLE

         The Mileage Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of the Mileage Funds, you pay these expenses indirectly. The AAdvantage Funds also incur expenses in their operations. Such expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities.

         The tables below compare: (1) annual operating expenses for the Mileage Funds for the fiscal year ended October 31, 2001; (2) annual operating expenses for the PlanAhead Class shares of those corresponding AAdvantage Funds for the fiscal year ended October 31, 2001; and (3) estimated PRO FORMA expenses for the PlanAhead Class shares of those AAdvantage Funds assuming the proposed Reorganization is approved and effected. These expenses reflect the expenses of the corresponding "master" portfolio of the AMR Investment Services Trust ("AMR Trust") for the applicable Mileage Fund and AAdvantage Fund. The tables for the S&P 500 Index Mileage Fund and the AAdvantage S&P 500 Index Fund ("S&P 500 Index Funds") compare annual operating expenses for the fiscal year ended December 31, 2000. These expenses also reflect the expenses of the State Street Equity 500
Index Portfolio, the "master" fund for the S&P 500 Index Funds. It is anticipated that the annual operating expenses for the fiscal year ended December 31, 2001 will be substantially the same as the expenses reflected in the tables for the S&P 500 Index Funds.

         The  tables   indicate   that,   assuming   approval  of  the  proposed
Reorganization, the combined Total Annual Fund Operating Expenses of the AAdvantage Funds are expected to be less than those of each Mileage Fund.


                                                  AADVANTAGE
                                    MILEAGE      BALANCED FUND -     COMBINED
                                   BALANCED       PLANAHEAD        BALANCED FUND
                                     FUND           CLASS            PRO FORMA

     Management Fee                  0.29%           0.29%             0.29%
     Distribution (12b-1) Fee        0.25            0.00              0.00
     Other Expenses                  1.50            0.55              0.55
                                     ----            ----              ----
     Total Annual Fund
          Operating Expenses         2.04            0.84              0.84
                                     ----            ----              ----

     Fee Waiver and/or Expense
          Reimbursement*             0.80            0.00              0.00
                                     ----            ----              ----
     Net Expenses                    1.24            0.84              0.84
                                     ====            ====              ====

         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25%.

                                                    AADVANTAGE        COMBINED
                                    MILEAGE          LARGE CAP        LARGE CAP
                                    LARGE CAP       VALUE FUND -      VALUE FUND
                                   VALUE FUND     PLANAHEAD CLASS     PRO FORMA

     Management Fee                   0.30%            0.30%             0.30%
     Distribution (12b-1) Fee         0.25             0.00              0.00
     Other Expenses                   1.43             0.59              0.59
                                      ----             ----              ----
     Total Annual Fund
          Operating Expenses          1.98             0.89              0.89
                                      ----             ----              ----

     Fee Waiver and/or Expense
          Reimbursement*              0.73             0.00              0.00
                                      ----             ----              ----
     Net Expenses                     1.25             0.89              0.89
                                      ====             ====              ====


         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25%.


                                                    AADVANTAGE        COMBINED
                                    MILEAGE          SMALL CAP        SMALL CAP
                                    SMALL CAP       VALUE FUND -      VALUE FUND
                                   VALUE FUND     PLANAHEAD CLASS     PRO FORMA

     Management Fee                   0.58%           0.58%             0.58%
     Distribution (12b-1) Fee         0.25            0.00              0.00
     Other Expenses                   1.59            0.59              0.59
                                      ----            ----              ----
     Total Annual Fund
          Operating Expenses          2.42            1.17              1.17
                                      ----            ----              ----

     Fee Waiver and/or Expense
          Reimbursement*              0.93            0.00              0.00
                                      ----            ----              ----
     Net Expenses                     1.49            1.17              1.17
                                      ====            ====              ====


         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.49%.

                                                   AADVANTAGE       COMBINED
                                    MILEAGE       INTERNATIONAL    INTERNATIONAL
                                 INTERNATIONAL    EQUITY FUND -     EQUITY FUND
                                  EQUITY FUND    PLANAHEAD CLASS     PRO FORMA

      Management Fee                 0.36%            0.36%            0.36%
      Distribution (12b-1) Fee       0.25             0.00             0.00
      Other Expenses                 1.76             0.74             0.74
                                     ----             ----             ----
      Total Annual Fund
           Operating Expenses        2.37             1.10             1.10
                                     ----             ----             ----

      Fee Waiver and/or Expense
           Reimbursement             0.87             0.00             0.00
                                     ----             ----             ----
      Net Expenses                   1.50             1.10             1.10
                                     ====             ====             ====


                                                   AADVANTAGE         COMBINED
                                   MILEAGE       S&P 500 INDEX     S&P 500 INDEX
                                S&P 500 INDEX        FUND-              FUND
                                    FUND         PLANAHEAD CLASS     PRO FORMA

     Management Fee                  0.045%           0.045%           0.045%
     Distribution (12b-1) Fee        0.250            0.000            0.000
     Other Expenses                  0.955            0.655            0.655
                                     -----            -----            -----
     Total Annual Fund
          Operating Expenses         1.250            0.70             0.70
                                     -----            ----             ----

     Fee Waiver and/or Expense
          Reimbursement*             0.700            0.15             0.15
                                     -----            ----             ----
     Net Expenses                    0.550            0.55             0.55
                                     =====            ====             ====

         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE FUNDS FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 FOR THE MILEAGE FUND AND DECEMBER 31, 2002 FOR THE AADVANTAGE FUND TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.55%.


                                                    AADVANTAGE        COMBINED
                                     MILEAGE       INTERMEDIATE     INTERMEDIATE
                                  INTERMEDIATE      BOND FUND -       BOND FUND
                                    BOND FUND     PLANAHEAD CLASS     PRO FORMA

     Management Fee                  0.25%            0.25%             0.25%
     Distribution (12b-1) Fee        0.25             0.00              0.00
     Other Expenses                  5.05             0.59              0.59
                                     ----             ----              ----
     Total Annual Fund
          Operating Expenses         5.55             0.84              0.84
                                     ----             ----              ----

     Fee Waiver and/or Expense
          Reimbursement*             2.35             0.00              0.00
                                     ----             ----              ----
     Net Expenses                    0.89             0.89              0.89
                                     ====             ====              ====

         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.89%.


                                                    AADVANTAGE        COMBINED
                                   MILEAGE          SHORT-TERM       SHORT-TERM
                                  SHORT-TERM        BOND FUND -       BOND FUND
                                  BOND FUND       PLANAHEAD CLASS     PRO FORMA

Management Fee                       0.25%            0.25%            0.25%
Distribution (12b-1) Fee             0.25             0.00             0.00
Other Expenses                       2.08             0.50             0.50
                                     ----             ----             ----
Total Annual Fund
     Operating Expenses              2.58             0.75             0.75
                                     ----             ----             ----

Fee Waiver and/or Expense
     Reimbursement*                  1.73             0.00             0.00
                                     ----             ----             ----
Net Expenses                         0.85             0.75             0.75
                                     ====             ====             ====

         * THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.85%.


EXPENSE EXAMPLE

         The Examples below are intended to help you compare the costs of investing in the Mileage Funds whose shares you currently own with the cost of investing in the PlanAhead Class of the corresponding AAdvantage Funds, both before and after each Reorganization, if approved. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investments each have a 5% return each year and that each Fund's operating expenses remain the same. Although your actual returns and cost may be higher or lower, based on these assumptions, your costs would be:


                                                                1 Year        3 Years        5 Years       10 Years
                                                                ------        -------        -------       --------
Balanced Mileage Fund...................................
AAdvantage Balanced Fund - PlanAhead Class..............
PRO FORMA Balanced Fund.................................


                                                                1 Year        3 Years        5 Years       10 Years
                                                                ------        -------        -------       --------
Large Cap Value Mileage Fund............................
AAdvantage Large Cap Value  - PlanAhead Class...........
PRO FORMA Large Cap Value...............................


                                                                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                                ------        -------        -------       --------
Small Cap Value Mileage Fund............................
AAdvantage Small Cap Value - PlanAhead Class............
PRO FORMA Small Cap Value Fund..........................


                                                                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                                ------        -------        -------       --------
International Equity Mileage Fund.......................
AAdvantage International Equity Fund -
     PlanAhead Class....................................
PRO FORMA International Equity Fund.....................


                                                                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                                ------        -------        -------       --------
S&P 500 Index Mileage Fund..............................
AAdvantage S&P 500 Index Fund -
     PlanAhead Class....................................
PRO FORMA S&P 500 Index Fund............................


                                                                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                                ------        -------        -------       --------
Intermediate Bond Mileage Fund..........................
AAdvantage Intermediate Bond -
     PlanAhead Class....................................
PRO FORMA Intermediate Bond.............................


                                                                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                                ------        -------        -------       --------
Short-Term Bond Mileage Fund............................
AAdvantage Short-Term Bond Fund -
     PlanAhead Class....................................
PRO FORMA Short-Term Bond Fund..........................


                             COMPARISON OF THE FUNDS

OVERVIEW

         Each Fund operates as a feeder fund under a master-feeder structure. As a result, each Mileage Fund and its corresponding AAdvantage Fund have identical investment objectives and strategies, policies and overall risk characteristics, and are managed in an identical manner. The Funds also are subject to identical policies and procedures regarding purchasing and redeeming shares, dividends and distributions, and tax treatment.

         In addition, your rights as a shareholder of a Mileage Fund will remain the same except relating to the American Airlines AAdvantage frequent flyer program. Currently, shareholders of the Mileage Funds receive AAdvantage mileage awards in connection with their investment. Shareholders of the AAdvantage Funds do not receive AAdvantage mileage awards in connection with their investment. If the proposed Reorganization is approved and consummated for your Mileage Fund, then you will no longer be able to participate in the program and accrue miles. However, even if such Reorganization is approved, you will be able to retain any AAdvantage miles that you have accrued as of the Closing Date.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         As illustrated below, each Mileage Fund and its corresponding AAdvantage Fund have identical investment objectives, strategies, and risk characteristics. An explanation of the risk characteristics is included at the end of the summary.

BALANCED MILEAGE FUND
AADVANTAGE BALANCED FUND

INVESTMENT OBJECTIVE:            Income and capital appreciation.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 Balanced    Portfolio   of   the   AMR   Trust.
                                 Ordinarily,  between  50% and 65% of the Funds'
                                 total assets are invested in equity  securities
                                 and  between  35% and 50% of the  Funds'  total
                                 assets are  invested  in debt  securities.  The
                                 Funds' equity  investments  may include  common
                                 stocks,     preferred    stocks,     securities
                                 convertible   into  common  stocks,   and  U.S.
                                 dollar-denominated      American     Depositary
                                 Receipts.


RISKS:                           Market Risk

                                 Value Stocks Risks

                                 Interest Rate Risk

                                 Credit Risk

                                 Prepayment Risk

LARGE CAP VALUE MILEAGE FUND
AADVANTAGE LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE:            Long-term capital appreciation and current
                                 income.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 Large Cap  Value  Portfolio  of the AMR  Trust.
                                 Ordinarily, at least 65% of the total assets of
                                 these Funds are  invested in equity  securities
                                 of U.S.  companies with market  capitalizations
                                 of  $5   billion   or  more  at  the   time  of
                                 investment.  The Funds' investments may include
                                 common  stocks,  preferred  stocks,  securities
                                 convertible  into U.S. common stocks,  and U.S.
                                 dollar-denominated      American     Depositary
                                 Receipts.

RISKS:                           Market Risk

                                 Value Stocks Risk

SMALL CAP VALUE MILEAGE FUND
AADVANTAGE SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE:            Long-term  capital   appreciation  and  current
                                 income.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 Small Cap  Value  Portfolio  of the AMR  Trust.
                                 Ordinarily, at least 80% of the total assets of
                                 the Funds are invested in equity  securities of
                                 U.S.  companies with market  capitalizations of
                                 $2 billion  or less at the time of  investment.
                                 The  Funds'   investments  may  include  common
                                 stocks,     preferred    stocks,     securities
                                 convertible   into  common  stocks,   and  U.S.
                                 dollar-denominated      American     Depositary
                                 Receipts.

RISKS:                           Market Risk

                                 Small Capitalization Companies Risk

                                 Value Stocks Risk


INTERNATIONAL EQUITY MILEAGE FUND
AADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE:            Long-term capital appreciation.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 International   Equity  Portfolio  of  the  AMR
                                 Trust.  Ordinarily,  at least 80% of the Funds'
                                 total assets are invested in common  stocks and
                                 securities  convertible  into common  stocks of
                                 issuers  based  in  at  least  three  different
                                 countries  located  outside the United  States.
                                 The Funds may  invest in  countries  comprising
                                 the Morgan Stanley Capital International Europe
                                 Australasia Far East Index ("EAFE Index").  The
                                 EAFE Index is comprised of equity securities of
                                 companies from various industrial sectors whose
                                 primary trading markets are located outside the
                                 United States.  Companies  included in the EAFE
                                 Index  are  selected   from  among  the  larger
                                 capitalization   companies  in  these  markets.

RISKS:                           Market Risk

                                 Foreign Investing Risk

                                 Derivatives Risk

S&P 500 INDEX MILEAGE FUND
AADVANTAGE S&P 500 INDEX FUND

INVESTMENT OBJECTIVE:            To  replicate  as closely as  possible,  before
                                 expenses,  the  performance  of the  Standard &
                                 Poor's 500 Composite Stock Price Index.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 State Street  Equity 500 Index  Portfolio.  The
                                 Funds   use  a  passive   management   strategy
                                 designed  to track the  performance  of the S&P
                                 500  Index.  The S&P 500 Index is a  well-known
                                 stock market index that includes  common stocks
                                 of  500  companies   from  several   industrial
                                 sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

RISKS:                           Market Risk

                                 Tracking Error Risk

                                 Derivatives Risk

INTERMEDIATE BOND MILEAGE FUND
AADVANTAGE INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE:            Income and capital appreciation.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 Intermediate  Bond  Portfolio of the AMR Trust.
                                 The  Funds  invest in  obligations  of the U.S.
                                 Government, its agencies and instrumentalities;
                                 corporate debt  securities,  such as commercial
                                 paper,  master demand notes, loan participation
                                 interests,   medium-term   notes  and   funding
                                 agreements;     mortgage-backed     securities;
                                 asset-backed  securities;  and Yankeedollar and
                                 Eurodollar bank  certificates of deposit,  time
                                 deposits, bankers' acceptances and other notes.
                                 The  Funds   seek   capital   appreciation   by
                                 investing in corporate issues whose relative value is expected to increase over time.

                                 Under normal circumstances, the Funds seek to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

RISKS:                           Interest Rate Risk

                                 Credit Risk

                                 Prepayment Risk

SHORT-TERM BOND MILEAGE FUND
AADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE:            Income and capital appreciation.

INVESTMENT STRATEGIES:           Invests all of their  investable  assets in the
                                 Short-Term Bond Portfolio of the AMR Trust. The
                                 Funds  invest  in   obligations   of  the  U.S.
                                 Government, its agencies and instrumentalities;
                                 corporate debt  securities,  such as commercial
                                 paper,  master demand notes, loan participation
                                 interests,   medium-term   notes  and   funding
                                 agreements;     mortgage-backed     securities;
                                 asset-backed  securities;  and Yankeedollar and
                                 Eurodollar bank  certificates of deposit,  time
                                 deposits, bankers' acceptances and other notes.
                                 The  Funds   seek   capital   appreciation   by
                                 investing in corporate issues whose relative value is expected to increase over time.

                                 Under normal circumstances, the Funds seek to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

RISKS:                           Interest Rate Risk

                                 Credit Risk

                                 Prepayment Risk

DEFENSIVE STRATEGIES

         Under adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

EXPLANATION OF RISK FACTORS

         The principal risks to which the Funds are subject, as referenced above, include:

         INTEREST RATE RISK-- The Funds are subject to the risk that the market value of the bonds they hold will decline due to rising interest rates. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

         FOREIGN INVESTING RISK - Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments;
(4) lack of uniform accounting, auditing and financial reporting; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which a Fund may be invested.

         CREDIT RISK - The Funds are subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

         PREPAYMENT RISK - Some Funds' investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and such Fund may have to invest at a lower rate.

         MARKET RISK - Since some Funds invest a substantial portion of their assets in stocks, they are subject to stock market risk. Market risk involves the possibility that the value of a Fund's investments in stocks will decline due to drops in the stock market. In general, the value of a Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

         VALUE STOCKS RISK - Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Funds' investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

         SMALL CAPITALIZATION COMPANIES RISK - Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

         TRACKING ERROR RISK - For the S&P 500 Index Funds, the Funds' return may not match the return of the Index for a number of reasons. For example, a Fund may incur a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into a Fund or reserves of cash held by a Fund to meet redemptions. The return on the sample of stocks purchased by a Fund, or futures or other derivative positions taken by a Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

         DERIVATIVES RISK - The Funds may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for a Fund, that Fund could lose money. Gains or losses from positions in derivative instruments may be much greater than the derivative's cost.

         AN INVESTMENT IN A MILEAGE FUND OR ITS CORRESPONDING AADVANTAGE FUND IS NOT GUARANTEED AND AN INVESTOR MAY LOSE MONEY BY INVESTING IN A FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT ADVISORY SERVICES

         AMR Investment Services, Inc. (the "Manager") serves as the Manager for each Mileage Fund and AAdvantage Fund. The Manager also serves as the Manager for each corresponding fund of the "master" AMR Trust. SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company and wholly owned subsidiary of State Street Corporation, serves as the investment adviser for the State Street Equity 500 Index Portfolio, the "master" fund in which the S&P 500 Index Funds invests all of their investable assets.

         The Manager provides and oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager also develops the investment programs for each Fund, selects and changes investment advisers (subject to requisite approval), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions, oversees each Fund's securities lending activities and actions taken by the securities lending agent, and with the exception of the International Equity and S&P 500 Index Funds, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

         The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of November 30, 2001, the Manager had approximately $___ billion of assets under management, including approximately $__ billion under active management and $__ billion as named fiduciary or financial adviser. Of the total, approximately $__ billion of assets are related to AMR Corporation.

         The Manager recommends investment advisers to the Boards to manage the Funds' investments and monitors and reviews the performance of those sub-advisers. The Funds received an exemptive order from the SEC to permit the Boards to select and replace investment advisers and to amend the sub-advisory contracts between the Manager and the investment advisers without obtaining shareholder approval.

PURCHASING, REDEEMING AND EXCHANGING SHARES

         Each Mileage Fund and the PlanAhead Class of its corresponding AAdvantage Fund have identical policies and procedures regarding the purchase and redemption of Fund shares. In particular, no sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until 4:00 p.m. Eastern Time, or the close of the Exchange (whichever comes first), on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business.

         Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that a Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order.

         Shares of an AAdvantage Fund may be exchanged for PlanAhead Class shares of another AAdvantage Fund provided that, among other things, such shares have been held for at least 15 days. Similarly, shares of a Mileage Fund may be exchanged for shares of another Mileage Fund provided that, among other things, such shares have been held for at least 15 days.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Mileage Fund and its corresponding AAdvantage Fund have identical policies and procedures regarding dividends and other distributions. The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless instructed otherwise, distributions are reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Each Balanced, Large Cap Value, Small Cap Value and International Equity Fund pays dividends annually. Each Intermediate Bond and Short-Term Bond Fund pays dividends monthly. The S&P 500 Index Funds pay dividends each April, July, October, and December. There is no contemplated change in the dividend policy for the AAdvantage Funds as a result of each Reorganization.

         On or before the Closing Date, each Mileage Fund will declare as a distribution substantially all of its undistributed net investment income, net capital gains, net short-term capital gains, and net gains from foreign currency transactions, if any, to continue to maintain its tax status as a "regulated investment company" under the Code.

TAXES

         Each Mileage Fund and its corresponding AAdvantage Fund are treated similarly for tax purposes. Any dividends and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when selling or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain, depending on how long the sold or exchanged shares were held.

         Some foreign countries may impose taxes on dividends paid to, and gains realized by, each International Equity Fund's master fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, the shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

         The foregoing is only a brief summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state or local income taxes on an investment in a Fund.

AMERICAN AIRLINES AADVANTAGE MILES

         As a shareholder of a Mileage Fund, you may accrue American Airlines AAdvantage miles based on your average daily account balance. Miles are posted at an annual rate of one mile per $10 maintained in a Mileage Fund. Shareholders of the AAdvantage Funds do not receive AAdvantage mileage awards in connection with their investment. Accordingly, if the Plan is approved with respect to a Mileage Fund, you will no longer accrue frequent flyer miles under the

AAdvantage  program.   However,   all  AAdvantage  miles  earned  prior  to  the
Reorganization will remain in your AAdvantage account until you redeem them (subject to the rules of the AAdvantage program).

PERFORMANCE

         Management's discussion and analysis of performance for the Funds, included in the most recent annual reports to shareholders of the Funds, is provided in Appendix B. Financial highlights, including performance information, about the Funds is provided in Appendix D.

         ADDITIONAL INFORMATION ABOUT THE MILEAGE FUNDS AND THE PLANAHEAD CLASS OF THE AADVANTAGE FUNDS ARE INCLUDED IN THE CURRENT PROSPECTUSES FOR THE MILEAGE FUNDS AND THE PLANAHEAD CLASS OF THE AADVANTAGE FUNDS.

                      INFORMATION ABOUT THE REORGANIZATIONS

TERMS OF THE REORGANIZATIONS

         The Plan provides that on or about the Closing Date (presently expected to be on or about March 1, 2002) each AAdvantage Fund will acquire all the assets of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of all of that Mileage Fund's liabilities. Each Mileage Fund will then distribute those shares to its shareholders. Shareholders of each Mileage Fund will become shareholders of the PlanAhead Class of the corresponding AAdvantage Fund as of 5:00 p.m. (Eastern time) on the Closing Date.

         Immediately after each Reorganization, each former shareholder of a Mileage Fund will own shares of the PlanAhead Class of the corresponding AAdvantage Fund equal in NAV to the aggregate NAV of that shareholder's shares of the Mileage Fund immediately prior to the Reorganization. The NAV per share of an AAdvantage Fund will not change as a result of a Reorganization. Thus, a Reorganization will not result in a dilution of the interest of any shareholder in any AAdvantage Fund. Each Mileage Fund will be liquidated after its Reorganization.

         The consummation of each proposed Reorganization is subject to a number of conditions set forth in the Plan, including the receipt of an opinion in form and substance satisfactory to the Mileage Trust and the AAdvantage Trust, as described under the caption "Federal Income Tax Considerations" below. The Plan may be terminated prior to the Closing Date by a Mileage Fund and the Reorganization involving it abandoned, at any time before or after approval by the shareholders of the participating Mileage Fund if a Fund believes that consummation of the Reorganization would not be in the best interests of its shareholders. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Special Meeting of Shareholders ("Meeting") that would have a material adverse effect on the interests of a Mileage Fund's shareholders. For each Mileage Fund whose shareholders do not approve the Reorganization, that Mileage Fund will be liquidated as soon as practicable after the Closing Date.

         Each Mileage Fund and its corresponding AAdvantage Fund will bear equally the expenses related to their Reorganization. Those expenses will likely include legal fees; transfer taxes (if any); fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Mileage Funds' shareholders and the costs of holding the Meeting.

         The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by this reference.

REASONS FOR THE REORGANIZATIONS

         At a meeting on November 16, 2001, the Mileage Trust Board and the AAdvantage Trust Board (collectively, "Boards"), including in each case a majority of their Independent Trustees, approved the proposed Reorganizations subject to the approval of the shareholders of each Mileage Fund. As part of its consideration, the Boards examined a number of factors with respect to the Reorganizations, including the following: (1) the relative past growth or decline in assets and performance of the Mileage Funds and the AAdvantage Funds;
(2) the future prospects for growth and performance of these Funds; (3) the compatibility of their investment objectives, policies and shareholder services;
(4) the current expense ratios of the Mileage Funds and the likely effect of the Reorganizations on the expense ratios of the AAdvantage Funds; (5) the alternatives to Reorganizations (such as liquidating the Mileage Funds or reorganizing the Mileage Funds with different funds); (6) the costs of the Reorganizations and who will bear those costs; (7) the potential benefit to the Funds' affiliates, including the Manager; (8) the tax status and consequences of the Reorganizations; (9) whether any cost savings could be achieved by combining the Funds; (10) the Manager's assessment that the proposed Reorganizations will be beneficial to the shareholders of the Funds and will not dilute such interests; and (11) the terms of the proposed Plan.

         In particular, the Mileage Trust Board considered, among other things, that Mileage Fund shareholders would remain invested in the same portfolio of securities as they currently invest and that the assets would be managed exactly in the same manner. Mileage Fund shareholders also would realize a decrease in the overall expense ratio related to their investments due to the economies of scale created by the Reorganizations and the reduced operating costs to the AAdvantage Funds. The overall expense ratio of AAdvantage Fund shareholders would not increase as a result of the Reorganizations and there would be no dilution of such interest in the AAdvantage Funds. AAdvantage Fund shareholders would now hold, as a result of the Reorganizations, shares of a Fund with a larger pool of assets.

         The Mileage Trust Board also considered that Mileage Fund shareholders would no longer be permitted to accrue American AAdvantage miles in connection with their investments. However, the Manager assured the Board that Mileage Fund shareholders would be able to retain those miles they have already accrued through the program (subject to the rules and regulations of the AAdvantage program).

         On the basis of the information provided to it and its evaluation of that information, the Boards, including a majority of their Independent Trustees, determined that each Reorganization would be in the best interests of its respective Funds, that the terms of the Reorganization are fair and reasonable, and that the interests of its respective Funds' shareholders would not be diluted as a result of the Reorganizations. THEREFORE, THOSE BOARDS UNANIMOUSLY APPROVED EACH REORGANIZATION AND THE MILEAGE TRUST BOARD RECOMMENDED THE APPROVAL OF THE PLAN BY THE SHAREHOLDERS OF EACH MILEAGE FUND AT THE MEETING.

DESCRIPTION OF SECURITIES TO BE ISSUED

         Each of the AAdvantage Trust and the Mileage Trust (collectively, "Trusts") was formed as a Massachusetts business trust and is registered under the 1940 Act, as an open-end management investment company. The operations of each Trust are governed by its Trust Instrument, By-Laws and Massachusetts law.

         The AAdvantage Trust is authorized to issue an unlimited number of PlanAhead Class shares of beneficial interest for each AAdvantage Fund. PlanAhead Class Shares of the AAdvantage Funds to be issued to shareholders of the Mileage Funds under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Each class of an AAdvantage Fund is entitled to participate equally in its dividends and other distributions, except that dividends shall appropriately reflect expenses allocated to a particular class, where applicable. Each share of an AAdvantage Fund entitles its holder to one vote per full share and fractional votes for fractional shares held.

         Each AAdvantage Fund is a feeder fund in a master-feeder structure. Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. Each Fund can withdraw its investment in its corresponding master fund at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a master fund's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the master fund. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the master fund. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Proxy Statement. After the Reorganizations, each AAdvantage Fund, except for the International Equity Fund and the S&P 500 Index Fund, will no longer operate in a master-feeder because such funds will be the only funds investing in the corresponding series of the AMR Trust.

         Shareholders of the AAdvantage Funds do not receive American Airlines AAdvantage miles in connection with their investments. Thus, once the Reorganization is effective, Mileage Fund shareholders no longer will accrue additional AAdvantage miles. Mileage Fund shareholders, however, will be permitted to carry forward all AAdvantage miles they have accrued to date through their accounts (subject to the rules and regulations of the AAdvantage program).

         Reference is hereby made to the prospectus of the PlanAhead Class of the AAdvantage Funds provided herewith for additional information about the PlanAhead Class shares of the AAdvantage Funds.

FEDERAL INCOME TAX CONSIDERATIONS

         Each Reorganization is intended to be a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Code. The Mileage Trust, on behalf of the Mileage Funds, and the AAdvantage Trust, on behalf of the AAdvantage Funds, will receive an opinion of Kirkpatrick & Lockhart LLP, counsel to the Trusts, substantially to the following effect:

         (1) An AAdvantage Fund's acquisition of the assets of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of that Mileage Fund's liabilities, followed by that Mileage Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Mileage Fund shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) A Mileage Fund will recognize no gain or loss on the transfer of its assets to its corresponding AAdvantage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of that Mileage Fund's liabilities or on the subsequent distribution of those shares to that Mileage Fund's shareholders in constructive exchange for their Mileage Fund shares;

         (3) An AAdvantage Fund will recognize no gain or loss on their receipt of the assets of its corresponding Mileage Fund in exchange solely for that AAdvantage Fund's PlanAhead Class shares and their assumption of that Mileage Fund's liabilities;

         (4) An AAdvantage Fund's basis in the assets it receives from its corresponding Mileage Fund will be the same as that Mileage Fund's basis therein immediately before their Reorganization, and that AAdvantage Fund's holding period for the assets will include that Mileage Fund's holding period therefor;

         (5) A Mileage Fund shareholder will recognize no gain or loss on the constructive exchange of all of his or her Mileage Fund shares solely for AAdvantage Fund shares pursuant to a Reorganization; and

         (6) A Mileage Fund shareholder's aggregate basis in the AAdvantage Fund shares it receives in a Reorganization will be the same as the aggregate basis in its Mileage Fund shares constructively surrendered in exchange for those AAdvantage Fund shares, and his/her holding period for those AAdvantage Fund shares will include his/her holding period for those Mileage Fund shares, provided the shareholder holds them as capital assets on the Closing Date.

The opinion may state that no opinion is expressed as to the effect of any Reorganization on any Fund or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Utilization by the AAdvantage Funds after the Reorganizations of any pre-Reorganization capital losses realized by the Mileage Funds could be subject to limitation in future years under the Code.

         You should consult your tax adviser regarding the effect, if any, of the Reorganizations in light of your individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, you also should consult your tax adviser as to state and local tax consequences to you, if any, of the Reorganizations.

REQUIRED VOTE

         The proposal to approve the Reorganization involving a Mileage Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of that Mileage Fund present at the Meeting, if more than 50% of the outstanding shares are represented at the Meeting in person or by proxy, or (2) more than 50% of the outstanding shares of that Mileage Fund entitled to vote at the Meeting. IF THE SHAREHOLDERS OF A MILEAGE FUND DO NOT APPROVE THE REORGANIZATION INVOLVING THAT FUND, IT WILL BE LIQUIDATED.

             THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

                          ----------------------------

                                 CAPITALIZATION

         The following table shows the capitalization of each Mileage Fund and each AAdvantage Fund as of October 31, 2001, and the PRO FORMA capitalization as of the same date, giving effect to the Reorganization:


                          BALANCED            BALANCED           PRO FORMA
                        MILEAGE FUND      AADVANTAGE FUND      BALANCED FUND
                        ------------      ---------------      -------------
Net Assets
Shares Outstanding
Net Asset Value Per
Share


                       LARGE CAP VALUE    LARGE CAP VALUE       PRO FORMA
                        MILEAGE FUND     AADVANTAGE FUND    LARGE CAP VALUE FUND
                        ------------     ---------------    --------------------
Net Assets
Shares Outstanding
Net Asset Value Per
Share





                       SMALL CAP VALUE    SMALL CAP VALUE        PRO FORMA
                         MILEAGE FUND     AADVANTAGE FUND   SMALL CAP VALUE FUND
                         ------------     ---------------   --------------------
Net Assets
Shares Outstanding
Net Asset Value Per
Share

                                                                     PRO FORMA
                     INTERNATIONAL EQUITY   INTERNATIONAL EQUITY   INTERNATIONAL
                        MILEAGE FUND           AADVANTAGE FUND      EQUITY FUND
                        ------------           ---------------      -----------
Net Assets
Shares Outstanding
Net Asset Value Per
Share

                                                                     PRO FORMA
                      S&P 500 INDEX          S&P 500 INDEX         S&P 500 INDEX
                      MILEAGE FUND          AADVANTAGE FUND             FUND
                      ------------          ---------------             ----

Net Assets
Shares Outstanding
Net Asset Value Per
Share

                                                                  PRO FORMA
                    INTERMEDIATE BOND    INTERMEDIATE BOND      INTERMEDIATE
                      MILEAGE FUND        AADVANTAGE FUND         BOND FUND
                      ------------        ---------------         ---------

Net Assets
Shares Outstanding
Net Asset Value Per
Share

                                                                      PRO FORMA
                         SHORT-TERM BOND      SHORT-TERM BOND        SHORT-TERM
                           MILEAGE FUND       AADVANTAGE FUND         BOND FUND
                           ------------       ---------------         ---------
Net Assets
Shares Outstanding
Net Asset Value Per
Share

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Funds as part of the Reorganizations, as well as certain legal matters concerning the tax consequences of the Reorganizations, will be passed upon by Kirkpatrick &
Lockhart LLP, 1800 Massachusetts Avenue, NW, Second Floor, Washington, DC 20036-1800.

          INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         The Mileage Funds and the AAdvantage Funds are each subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The SEC maintains an Internet website at http://www.sec.gov that contains information regarding the Trusts and other registrants that file electronically with the SEC. Copies of such material may also be obtained, after paying a duplicating fee, from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and

Exchange Commission, Washington, DC, 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                                     EXPERTS

         The audited financial statements of the Mileage Funds are incorporated by reference in the SAI. The financial statements have been audited by Ernst & Young LLP, independent accountants, whose report thereon is also included in the Mileage Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2001, and the Annual Report to Shareholders of the S&P 500 Index Mileage Fund for the fiscal year ended December 31, 2000. The financial statements audited by Ernst & Young LLP have been incorporated by reference in the SAI in reliance on its report given on its authority as experts in auditing and accounting.

         The audited financial statements of the AAdvantage Funds are incorporated by reference in the SAI. The financial statements have been audited by Ernst & Young LLP, independent auditors, whose report thereon is also included in the AAdvantage Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2001, and the Annual Report to Shareholders of the S&P 500 Index Fund for the fiscal year ended December 31, 2000. The financial statements audited by Ernst & Young LLP have been incorporated by reference in the SAI in reliance on its report given on its authority as experts in auditing and accounting.

                                OTHER INFORMATION

         SHAREHOLDER PROPOSALS. As a general matter, the Mileage Funds and the AAdvantage Funds do not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of a Mileage Fund's shareholders should send such proposals to AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155. Proposals must be received a reasonable period of time prior to any meeting to be included in the proxy materials. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

         OTHER BUSINESS. Management knows of no other business to be presented to the Meeting other than the matters set forth in this Proxy Statement, but should any other matter requiring a vote of the Mileage Funds' shareholders arise, the proxies will vote thereon according to their best judgment in the interests of the Mileage Funds.

                               VOTING INSTRUCTIONS

         For each Mileage Fund, the presence, in person or by proxy, of a majority of the shares of the Fund outstanding and entitled to vote will constitute a quorum for the transaction of business at the Meeting. In the absence of a quorum or in the event that a quorum is present at the Meeting, but votes sufficient to approve the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote "FOR" the proposals in favor of such an adjournment and will vote those proxies required to be voted "AGAINST" the proposals against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

         Broker non-votes are shares held in "street name" for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present at the Meeting for quorum purposes but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be votes against the proposals because the proposals require the affirmative vote of a specified majority of each Fund's outstanding shares.

         All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. Approval of each proposal requires the affirmative vote of the lesser of (1) 67% or more of the shares of each Mileage Fund present at the Meeting, if more than 50% of the outstanding shares are represented at the Meeting in person or by proxy, or (2) more than 50% of the outstanding shares entitled to vote at the Meeting. If you execute your proxy but give no voting instructions, your shares that are represented by proxies will be voted "FOR" the Reorganization and "FOR" or "AGAINST" any other business that may properly arise at the Meeting, in the proxies' discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Mileage Trust ("Secretary"). To be effective, such revocation must be received by the Secretary prior to the Meeting and must indicate your name and account number. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person.

         Shareholders of record of the Mileage Funds as of the close of business on December 31, 2001 ("Record Date"), are entitled to vote at the Meeting. Information as to the number of outstanding shares for each Mileage Fund as of the record date is set forth below:

    -------------------------------------- ----------------------------------
                MILEAGE FUND                    TOTAL NUMBER OF SHARES
                                            OUTSTANDING AS OF DECEMBER 31,
                                                         2001
    -------------------------------------- ----------------------------------
           Balanced Mileage Fund

    -------------------------------------- ----------------------------------
        Large Cap Value Mileage Fund
    -------------------------------------- ----------------------------------
        Small Cap Value Mileage Fund
    -------------------------------------- ----------------------------------
      International Equity Mileage Fund
    -------------------------------------- ----------------------------------
         S&P 500 Index Mileage Fund
    -------------------------------------- ----------------------------------
       Intermediate Bond Mileage Fund
    -------------------------------------- ----------------------------------
        Short-Term Bond Mileage Fund

    -------------------------------------- ----------------------------------

         Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Except as set forth in Appendix C, as of the Record Date, the Manager of the Mileage Funds does not know of any person who owns beneficially or of record 5% or more of any class of shares of the Mileage Funds. As of that same date, the Trustees and officers of the Mileage Funds, as a group, owned less than 1% of any class of the Mileage Funds' outstanding shares.

                                           By Order of the Board of Trustees,



                                           Robert J. Zutz
                                           Secretary



January __, 2002

                                   APPENDIX A

                                     FORM OF

              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
              ----------------------------------------------------

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of ________, 2002, between American AAdvantage Funds ("AAdvantage Trust"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and American AAdvantage Mileage Funds ("Mileage Trust"), on behalf of each series thereof listed on Schedule A (each, a "Target"). (Each Acquiring Fund and Target is sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; and AAdvantage Trust and Mileage Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by AAdvantage Trust on behalf of each Acquiring Fund and by Mileage Trust on behalf of each Target.

      The Investment Companies, each of which is a Massachusetts business trust, wish to effect seven separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of a Target's assets to the Acquiring Fund listed on Schedule A opposite its name (each, a "corresponding Acquiring Fund") in exchange solely for voting shares of beneficial interest in that Acquiring Fund and that Acquiring Fund's assumption of that Target's liabilities, followed by the constructive distribution of those shares pro rata to the holders of shares of beneficial interest in that Target in exchange therefor, all on the terms and conditions set forth herein. (All such transactions involving each Target and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      Target has a single class of shares ("Target Shares"). Acquiring Fund's shares are divided into multiple classes, including PlanAhead Class shares. Only Acquiring Fund's PlanAhead Class shares ("Acquiring Fund Shares"), which are substantially similar to the Target Shares, are involved in the Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

      1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

     (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

     (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

These  transactions  shall take place at the Closing  (as  defined in  paragraph
3.1).

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target, at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by AAdvantage Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Mileage Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.    VALUATION

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of AMR Investment Services, Inc.

3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Investment Companies' principal office on or about March 1, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

      3.2. Mileage Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Mileage Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Mileage Trust shall deliver to AAdvantage Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares each Shareholder owns, all as of the Effective Time, certified by Mileage Trust's Secretary or an Assistant Secretary thereof. AAdvantage Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. AAdvantage Trust shall issue and deliver a confirmation to Mileage Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Mileage Trust that those Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books.

      3.4. Each Investment Company shall deliver to the other at the Closing (a) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) bills of sale, checks, assignments, stock certificates, receipts, and other documents the other Investment Company or its counsel reasonably requests.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Mileage Trust represents and warrants as follows:

           4.1.1. Mileage Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("Mileage Trust's Declaration") is on file with the Secretary of the Commonwealth of Massachusetts;

           4.1.2. Mileage Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and that registration is in full force and effect;

           4.1.3. Target is a duly established and designated series of Mileage Trust;

           4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

           4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Mileage Trust's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by AAdvantage Trust;

           4.1.7. Except as otherwise disclosed in writing to and accepted by AAdvantage Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

           4.1.8. Except as otherwise disclosed in writing to and accepted by AAdvantage Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Mileage Trust's knowledge) threatened against Mileage Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Mileage Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Mileage Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

           4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Mileage Trust, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by AAdvantage Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

           4.1.12. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting (as defined in paragraph 5.2), and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by AAdvantage Trust for use therein;

           4.1.13. Target incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Mileage Trust's financial statements referred to in paragraph 4.1.18 and liabilities incurred by Target in the ordinary course of its business subsequent to October 31, 2001, or otherwise disclosed to AAdvantage Trust, none of which has been materially adverse to the business, assets, or results of Target's operations;

           4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           4.1.15. Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

           4.1.16. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (as defined in section
      1.368-1(e)(3) of the Regulations) to Target will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pusuant to Target's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

           4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to those returns have been timely paid; and

           4.1.18. Mileage Trust's financial statements for the year ended October 31, 2001, to be delivered to AAdvantage Trust, fairly represent Target's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.2. AAdvantage Trust represents and warrants as follows:

           4.2.1. AAdvantage Trust is a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("AAdvantage Trust's Declaration") is on file with the Secretary of the Commonwealth of Massachusetts;

           4.2.2. AAdvantage Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

           4.2.3. Acquiring Fund is a duly established and designated series of AAdvantage Trust;

           4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

           4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of AAdvantage Trust's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Mileage Trust;

           4.2.8. Except as otherwise disclosed in writing to and accepted by Mileage Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to AAdvantage Trust's knowledge) threatened against AAdvantage Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and AAdvantage Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of AAdvantage Trust's board of trustees (together with Mileage Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by AAdvantage Trust, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

           4.2.11. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Mileage Trust for use therein;

           4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

           4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

           4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring

      Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC;

           4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

           4.2.16. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

           4.2.17. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Shares with consideration other than Acquiring Fund Shares;

           4.2.18. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

           4.2.19. AAdvantage Trust's financial statements for the year ended October 31, 2001, to be delivered to Mileage Trust, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.3. Each Investment Company represents and warrants as follows:

           4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

           4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

           4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

           4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

           4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of this representation, any amounts Target used to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

           4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder received will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

           4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund;

           4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

           4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.16, 4.2.13, and 4.2.17 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time.

5.    COVENANTS

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that --

     (a)  such  ordinary  course will  include  declaring  and paying  customary
          dividends   and  other   distributions   and  changes  in   operations
          contemplated by each Fund's normal business activities, and

     (b) each Fund will retain exclusive control of its investments until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during that period without Acquiring Fund's prior consent.

      5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby ("Shareholders' Meeting").

      5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof. 5.4. Target covenants that it will assist AAdvantage Trust in obtaining information AAdvantage Trust reasonably requests concerning the beneficial ownership of Target Shares.

      5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to AAdvantage Trust at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Fund may deem necessary or desirable to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

      Each Fund's obligations hereunder shall be subject to (a) the other Fund's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target's shareholders in accordance with Mileage Trust's Declaration and By-Laws and applicable law.

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Mileage Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

           6.4.1. Acquiring Fund is a duly established series of AAdvantage Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under AAdvantage Trust's Declaration to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

           6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by AAdvantage Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Mileage Trust on behalf of Target, is a valid and legally binding obligation of AAdvantage Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

           6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate AAdvantage Trust's Declaration or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which AAdvantage Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which AAdvantage Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Mileage Trust;

           6.4.5. To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AAdvantage Trust (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

           6.4.6. AAdvantage Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

           6.4.7. To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to AAdvantage Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) AAdvantage Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Mileage Trust.

In rendering the foregoing opinion, Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit that opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. AAdvantage   Trust   shall  have   received  an  opinion  of  Counsel
substantially to the effect that:

           6.5.1. Target is a duly established series of Mileage Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under Mileage Trust's Declaration to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

           6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Mileage Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by AAdvantage Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Mileage Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Mileage Trust's Declaration or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Mileage Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Mileage Trust (with respect to Target) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by AAdvantage Trust;

           6.5.4. To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Mileage Trust (on behalf of Target) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

           6.5.5. Mileage Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

           6.5.6. To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Mileage Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Mileage Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by AAdvantage Trust.

In rendering the foregoing opinion, Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Each Investment Company shall have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations made to it, or in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the
Reorganization in accordance with this Agreement, for federal income tax purposes:

           6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares pro rata to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

           6.6.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

           6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

           6.6.4.  Acquiring  Fund's  basis  in the  Assets  will be the same as
      Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

           6.6.5.  A  Shareholder   will  recognize  no  gain  or  loss  on  the
      constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

           6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2. Each Fund will bear half of the total Reorganization Expenses.

8.    ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time or (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met; or

      9.2. By the parties' mutual agreement.

In the event of termination under paragraph 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3. Each Investment Company acknowledges that the other is a Business Trust organized in series form. This Agreement is executed by AAdvantage Trust on behalf of Acquiring Fund, and by Mileage Trust on behalf of Target, and by their respective trustees and/or officers in their capacities as such, and not individually. Each Investment Company's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against (a) in the case of AAdvantage Trust, the assets and property of Acquiring Fund and no other series thereof and
(b) in the case of Mileage Trust, the assets and property of Target and no other series thereof. A trustee of one Investment Company shall not be personally liable hereunder to the other Investment Company or its trustees or shareholders for any act, omission, or obligation of the former Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims under this Agreement on behalf of its Fund, it shall look only to the other Fund's assets and property in settlement of those rights and claims and not to those trustees, officers, or shareholders.

      11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                    AMERICAN AADVANTAGE MILEAGE FUNDS,
                                    on behalf of each of its series
                                    listed on Schedule A



                                    By:
                                         ----------------------------
                                          William F. Quinn, President



                                    AMERICAN AADVANTAGE FUNDS,
                                    on behalf of each of its series
                                    listed on Schedule A



                                    By:
                                         ----------------------------
                                          William F. Quinn, President

                                   SCHEDULE A

                TARGETS                               ACQUIRING FUNDS

     (All Series of Mileage Trust)           (All Series of AAdvantage Trust)
----------------------------------------   -------------------------------------

American   AAdvantage  Balanced  Mileage   American AAdvantage Balanced Fund
Fund

American   AAdvantage  Large  Cap  Value   American  AAdvantage  Large Cap Value
Mileage Fund                               Fund

American   AAdvantage  Small  Cap  Value   American  AAdvantage  Small Cap Value
Mileage Fund                               Fund

American    AAdvantage     International   American   AAdvantage   International
Equity Mileage Fund                        Equity Fund

American   AAdvantage   S&P  500   Index   American  AAdvantage  S&P  500  Index
Mileage Fund                               Fund

American  AAdvantage  Intermediate  Bond   American   AAdvantage    Intermediate
Mileage Fund                               Bond Fund

American   AAdvantage   Short-Term  Bond   American  AAdvantage  Short-Term Bond
Mileage Fund                               Fund

                                   APPENDIX B

               MANAGEMENT'S DISCUSSION AND ANALYSIS OF PERFORMANCE
               ---------------------------------------------------

                                   APPENDIX C

        SHAREHOLDERS WHO BENEFICIALLY OWN 5% OR MORE OF THE MILEAGE FUNDS

     BALANCED MILEAGE FUND

---------------------------- ---------------------------------------------------
                                        NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                   BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------


         Each shareholder listed may be contacted c/o [     ].

         LARGE-CAP VALUE MILEAGE FUND

---------------------------- ---------------------------------------------------
                                        NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                   BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------

         Each shareholder listed may be contacted c/o [     ].

         SMALL-CAP VALUE MILEAGE FUND

---------------------------- ---------------------------------------------------
                                        NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                   BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- ---------------------------- ----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------


         Each shareholder listed may be contacted c/o [     ].

         INTERNATIONAL EQUITY MILEAGE FUND

---------------------------- ---------------------------------------------------
                                         NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                    BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- ---------------------------- ----------------------

                                  [-----]%
---------------------------- ---------------------------- ----------------------

                                  [-----]%
---------------------------- ---------------------------- ----------------------

                                  [-----]%
---------------------------- ---------------------------- ----------------------


         Each shareholder listed may be contacted c/o [     ].

         S&P 500 INDEX MILEAGE FUND

------------------------------------------ -------------------------------------
                                      NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                   BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------


         Each shareholder listed may be contacted c/o [     ].

         INTERMEDIATE BOND MILEAGE FUND

---------------------------- --------------------------- -----------------------
                                       NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                  BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------
                                 [-----]%
---------------------------- --------------------------- -----------------------


         Each shareholder listed may be contacted c/o [     ].

         SHORT-TERM BOND MILEAGE FUND

---------------------------- ---------------------------------------------------
                                        NUMBER AND PERCENTAGE OF SHARES
NAME AND ADDRESS                   BENEFICIALLY OWNED AS OF DECEMBER 31, 2001

---------------------------- ---------------------------------------------------
                                 [-----]%
---------------------------- ---------------------------------------------------

                                 [-----]%
---------------------------- ---------------------------------------------------

                                 [-----]%
---------------------------- --------------------------- -----------------------


         Each shareholder listed may be contacted c/o [     ].

                                   APPENDIX D

                              FINANCIAL HIGHLIGHTS


         The following financial highlights tables are intended to help you understand the Mileage Funds' and the AAdvantage Funds' financial performance for the periods shown. Certain information reflects financial results for a single Fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors for the Mileage Funds and the AAdvantage Funds, whose report, along with the financial statements for the Funds, are included in their respective Annual Report to Shareholders, dated October 31, 2001 (for the Mileage Funds), October 31, 2001 (for the AAdvantage Funds), and December 31, 2000 (for the S&P 500 Index Funds), which may be obtained without charge by calling 1-800-388-3344.

                                                                        BALANCED FUND-PLANAHEAD CLASS
                                                           -------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                           -------------------------------------------------------
                                                              2001     2000(A E)    1999(A)    1998(A)    1997(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:              --------   ---------    -------    -------    -------
Net asset value, beginning of period........................           $ 12.79     $ 14.35    $ 16.03    $ 15.03
                                                             -------   -------     -------    -------    -------
Income from investment operations
    Net investment income...................................              0.53(D)     0.44(D)    0.47(D)    0.63(D)
    Net gains (losses) on securities (realized and
      unrealized)...........................................                --(D)    (0.39)(D)    0.75(D)    2.10(D)
                                                             -------   -------     -------    -------    -------
Total from investment operations............................              0.53        0.05       1.22       2.73
                                                             -------   -------     -------    -------    -------
Less distributions:
    Dividends from net investment income....................             (0.46)      (0.44)     (0.64)     (0.57)
    Distributions from net realized gains on securities.....             (0.78)      (1.17)     (2.26)     (1.16)
                                                             -------   -------     -------    -------    -------
Total distributions.........................................             (1.24)      (1.61)     (2.90)     (1.73)
                                                             -------   -------     -------    -------    -------
Net asset value, end of period..............................           $ 12.08     $ 12.79    $ 14.35    $ 16.03
                                                             =======   =======     =======    =======    =======
Total return................................................              4.88%       0.22%      8.73%     19.75%
                                                             =======   =======     =======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................            $11,643     $22,753    $40,717    $34,354
    Ratios to average net assets (annualized)
        Expenses............................................             0.90%(D)    0.90%(D)   0.89%(D)   0.90%(D)
        Net investment income...............................             4.01%(D)    3.21%(D)   3.23%(D)   3.52%(D)
Portfolio turnover rate(C)..................................              121%         90%        87%       105%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

(C) The American AAdvantage Balanced Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

                                                                      LARGE CAP VALUE FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                                2001      2000(A F)   1999(A E)   1998(A)   1997(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ---------   ---------   ---------   -------   -------
Net asset value, beginning of period........................               $ 18.41     $ 20.67    $ 21.38   $ 18.33
                                                               -------     -------     -------    -------   -------
Income from investment operations
    Net investment income...................................                0.60(D)     0.35(D)    0.35(D)    0.35(D)
    Net gains (losses) on securities (realized and
      unrealized)...........................................              (0.13)(D)     0.01(D)    0.86(D)    4.39(D)
                                                               -------     -------     -------    -------   -------
Total from investment operations............................                  0.47        0.36       1.21      4.74
                                                               -------     -------     -------    -------   -------
Less distributions:
    Dividends from net investment income....................                 (0.43)      (0.36)     (0.34)    (0.38)
    Distributions from net realized gains on securities.....                 (3.05)      (2.26)     (1.58)    (1.31)
                                                               -------     -------     -------    -------   -------
Total distributions.........................................                 (3.48)      (2.62)     (1.92)    (1.69)
                                                               -------     -------     -------    -------   -------
Net asset value, end of period..............................               $ 15.40     $ 18.41    $ 20.67   $ 21.38
                                                               =======     =======     =======    =======   =======
Total return................................................                  4.56%       1.41%      5.94%    27.64%
                                                               =======     =======     =======    =======   =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................               $11,507     $20,095    $40,907   $29,684
    Ratios to average net assets (annualized)
        Expenses............................................                  0.84%(D)    0.90%(D)   0.86%(D)  0.93%(D)
        Net investment income...............................                  2.51%(D)    1.62%(D)   1.58%(D)  1.85%(D)
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................                    --          --         --        --
Portfolio turnover rate(C)..................................                    58%         33%        40%       35%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Large Cap Value Fund on April 1, 1996.

(C) The American AAdvantage Large Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(F) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

                                                                                   SMALL CAP VALUE FUND-
                                                                                      PLANAHEAD CLASS
                                                              ------------------------------------------------------------
                                                                 YEAR ENDED            YEAR ENDED            MARCH 1 TO
                                                              OCTOBER 31, 2001      OCTOBER 31, 2000      OCTOBER 31, 1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------------      ----------------      ----------------
Net asset value, beginning of period........................                             $ 9.05                $ 9.13
                                                                   ------                ------                ------
Income from investment operations:
    Net investment income(A)................................                               0.08                  0.02
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................                               1.14                 (0.10)
                                                                   ------                ------                ------
Total from investment operations............................                               1.22                 (0.08)
                                                                   ------                ------                ------
Less distributions:
    Dividends from net investment income....................                              (0.02)                   --
    Distributions from net realized gains on securities.....                              (0.17)                   --
                                                                   ------                ------                ------
Total distributions.........................................                              (0.19)                   --
                                                                   ------                ------                ------
Net asset value, end of period..............................                             $10.08                $ 9.05
                                                                   ======                ======                ======
Total return (not annualized)...............................                              13.76%                (0.88)%
                                                                   ======                ======                ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................                             $  440                $   74
    Ratios to average net assets (annualized)(A):
        Expenses............................................                               1.18%                 1.28%
        Net investment income...............................                               1.71%                 0.57%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................                               0.06%                 0.18%
Portfolio turnover rate(B)..................................                                 63%                   31%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

(B) The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

                                                                    INTERNATIONAL EQUITY FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2001        2000(A)    1999(A B)    1998(A)    1997(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------      -------    ---------    -------    -------
Net asset value, beginning of period........................               $ 19.13     $ 16.75     $ 16.92    $ 14.90
                                                              ------       -------     -------     -------    -------
Income from investment operations
    Net investment income...................................                  0.31(D)     0.30(D)     0.31(D)    0.30(D)
    Net gains on securities (realized and unrealized).......                  0.18(D)     2.89(D)     0.31(D)    2.41(D)
                                                              ------       -------     -------     -------    -------
Total from investment operations............................                  0.49        3.19        0.62       2.71
                                                              ------       -------     -------     -------    -------
Less distributions:
    Dividends from net investment income....................                 (0.26)      (0.32)      (0.31)     (0.28)
    Distributions from net realized gains on securities.....                 (1.64)      (0.49)      (0.48)     (0.41)
                                                              ------       -------     -------     -------    -------
Total distributions.........................................                 (1.90)      (0.81)      (0.79)     (0.69)
                                                              ------       -------     -------     -------    -------
Net asset value, end of period..............................               $ 17.72     $ 19.13     $ 16.75    $ 16.92
                                                              ======       =======     =======     =======    =======
Total return................................................                  2.08%      19.68%       3.94%     18.71%
                                                              ======       =======     =======     =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................               $85,680     $60,602     $46,242    $20,075
    Ratios to average net assets (annualized)
        Expenses............................................                  1.01%(D)    0.93%(D)    1.08%(D)   1.14%(D)
        Net investment income...............................                  1.43%(D)    1.71%(D)    1.72%(D)   1.95%(D)
Portfolio turnover rate(C)..................................                    45%         63%         24%        15%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment adviser to the International Equity Fund by Lazard Asset Management and Independence Investment Associates.

(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

                                                                          S&P 500 INDEX FUND-
                                                                            PLANAHEAD CLASS
                                                     --------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED         YEAR ENDED           MARCH 2,
                                                      JUNE 30,       DECEMBER 31,        DECEMBER 31,
                                                     -----------   -----------------   ----------------
                                                        2001       2000(A)     1999          1998
                                                     -----------   -------    ------   ----------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...............    $17.99      $20.12     $16.83        $14.27
                                                       ------      ------     ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........................      0.09        0.13       0.15          0.08
    Net realized and unrealized gain (loss) on
      investments and futures transactions.........     (1.34)      (2.00)      3.25          2.56
                                                       ------      ------     ------        ------
Total from investment operations...................     (1.25)      (1.87)      3.40          2.64
                                                       ------      ------     ------        ------
LESS DISTRIBUTIONS:
    Dividends from net investment income...........     (0.03)      (0.26)(C)  (0.11)        (0.08)
                                                       ------      ------     ------        ------
    Total distributions............................     (0.03)      (0.26)     (0.11)        (0.08)
                                                       ------      ------     ------        ------
NET ASSET VALUE, END OF PERIOD.....................    $16.71      $17.99     $20.12        $16.83
                                                       ======      ======     ======        ======
TOTAL RETURN.......................................    (6.98%)(D)  (9.38%)    20.24%        18.58%(D)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).......    $6,270      $5,143     $6,173        $1,963
    Ratios to average net assets (annualized):
         Net investment income.....................     0.77%       0.66%      0.91%         1.04%
         Expenses, including expenses of the master
           portfolio, after waivers(B).............     0.55%       0.54%      0.55%         0.55%
         Expenses, including expenses of the master
           portfolio, before waivers(B)............     0.70%       0.70%      0.72%         0.79%
         Decrease reflected in above expense ratio
           due to absorption of expenses by State
           Street Bank, BT Alex Brown and AMR
           Investment Services, Inc................     0.15%       0.16%      0.17%         0.24%

- ---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D)   Not annualized.

                                                                         INTERMEDIATE BOND
                                                                        FUND-PLANAHEAD CLASS
                                                              -----------------------------------------
                                                                      YEAR ENDED             MARCH 2
                                                                      OCTOBER 31,              TO
                                                              -------------------------     OCTOBER 31,
                                                               2001      2000      1999        1998
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    -----------
Net asset value, beginning of period........................  $         $ 9.63    $10.55      $10.25
                                                              ------    ------    ------      ------
Income from investment operations
    Net investment income(A)................................              0.59      0.53        0.37
    Net gains (losses) on securities (realized and
     unrealized)(A).........................................             (0.06)    (0.63)       0.30
                                                              ------    ------    ------      ------
Total from investment operations............................              0.53     (0.10)       0.67
                                                              ------    ------    ------      ------
Less distributions:
    Dividends from net investment income....................             (0.59)    (0.53)      (0.37)
    Distributions from net realized gains on securities.....                --     (0.29)         --
                                                              ------    ------    ------      ------
Total distributions.........................................             (0.59)    (0.82)      (0.37)
                                                              ------    ------    ------      ------
Net asset value, end of period..............................  $         $ 9.57    $ 9.63      $10.55
                                                              ======    ======    ======      ======
Total return (not annualized)...............................              5.76%    (0.98)%      6.63%
                                                              ======    ======    ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $         $  102    $1,545      $   30
    Ratios to average net assets (annualized)(A)
        Expenses............................................              0.87%     0.85%       0.86%
        Net investment income...............................              6.07%     5.32%       5.21%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager(A)...............              0.02%       --          --
Portfolio turnover rate (not annualized)(B).................               102%      123%        181%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B) The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

                                                                     SHORT-TERM BOND FUND-PLANAHEAD CLASS
                                                              -------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------
                                                               2001         2000      1999     1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------       ------    ------    -------    ------
Net asset value, beginning of period........................  $            $ 9.30    $ 9.64    $ 9.63     $ 9.68
                                                              ------       ------    ------    ------     ------
Income from investment operations
    Net investment income...................................                 0.59(C)   0.54(C)   0.60(C)    0.61(C)
    Net gains (losses) on securities (realized and
      unrealized)...........................................                (0.09)(C) (0.33)(C)  0.01(C)   (0.05)(C)
                                                              ------       ------    ------    ------     ------
Total from investment operations............................                 0.50      0.21      0.61       0.56
                                                              ------       ------    ------    ------     ------
Less distributions:
    Dividends from net investment income....................                (0.59)    (0.55)    (0.60)     (0.61)
    Distributions from net realized gains on securities.....                   --        --        --         --
                                                              ------       ------    ------    ------     ------
Total distributions.........................................                (0.59)    (0.55)    (0.60)     (0.61)
                                                              ------       ------    ------    ------     ------
Net asset value, end of period..............................  $            $ 9.21    $ 9.30    $ 9.64     $ 9.63
                                                              ======       ======    ======    ======     ======
Total return................................................                 5.56%     2.21%     6.50%      6.01%
                                                              ======       ======    ======    ======     ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $            $  489    $1,638    $3,722     $5,096
    Ratios to average net assets (annualized)
        Expenses............................................                 0.84%(C)  0.84%(C)  0.85%(C)   0.85%(C)
        Net investment income...............................                 6.29%(C)  5.75%(C)  6.24%(C)   6.36%(C)
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................                 0.10%     0.09%     0.08%      0.05%
Portfolio turnover rate(B)..................................                   89%      115%       74%       282%

(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund.

(B) The American AAdvantage Short-Term Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

                                                                               BALANCED MILEAGE FUND
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                2001       2000(D)      1999        1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------     -------     -------     -------
Net asset value, beginning of period(B).....................  $          $ 17.50     $ 18.08     $ 18.32     $ 16.01
                                                              -------    -------     -------     -------     -------
Income from investment operations
    Net investment income(C)................................                0.69        0.64        0.57        0.58
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................                0.03       (0.60)       0.93        2.44
                                                              -------    -------     -------     -------     -------
Total from investment operations............................                0.72        0.04        1.50        3.02
                                                              -------    -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................               (0.64)      (0.62)      (0.58)      (0.49)
    Distributions from net realized gains on securities.....               (0.19)         --       (1.16)      (0.22)
                                                              -------    -------     -------     -------     -------
Total distributions.........................................               (0.83)      (0.62)      (1.74)      (0.71)
                                                              -------    -------     -------     -------     -------
Net asset value, end of period..............................  $          $ 17.39     $ 17.50     $ 18.08     $ 18.32
                                                              =======    =======     =======     =======     =======
Total return................................................                4.55%       0.13%       8.74%      19.52%
                                                              =======    =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $          $ 2,410     $ 3,282     $ 3,808     $ 3,437
    Ratios to average net assets (annualized)(C):
        Expenses............................................                1.25%       0.99%       0.99%       0.99%
        Net investment income...............................                3.68%       3.16%       3.16%       3.45%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the manager.................                0.43%       0.76%       0.75%       0.84%
Portfolio turnover rate(E)..................................                 121%         90%         87%        105%

(A) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Balanced Fund on April 1, 1996.

(B) The net asset value per share for the Balanced Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(D) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(E) Portfolio turnover rate is that of the Portfolio.

                                                                           LARGE CAP VALUE MILEAGE FUND
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2001        2000(E)     1999(D)      1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period(B).....................  $           $ 21.52     $ 23.43     $ 23.72     $ 19.35
                                                              -------     -------     -------     -------     -------
Income from investment operations:
    Net investment income(C)................................                 0.49        0.39        0.45        0.31
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................                 0.10       (0.02)       0.92        4.87
                                                              -------     -------     -------     -------     -------
Total from investment operations............................                 0.59        0.37        1.37        5.18
                                                              -------     -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................                (0.43)      (0.39)      (0.39)      (0.34)
    Distributions from net realized gains on securities.....                (2.45)      (1.89)      (1.27)      (0.47)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................                (2.88)      (2.28)      (1.66)      (0.81)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $           $ 19.23     $ 21.52     $ 23.43     $ 23.72
                                                              =======     =======     =======     =======     =======
Total return................................................                 4.15%       1.32%       6.01%      27.60%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $           $ 5,578     $ 8,242     $10,015     $12,513
    Ratios to average net assets (annualized)(C):
        Expenses............................................                 1.24%       0.99%       0.98%       0.99%
        Net investment income...............................                 2.17%       1.53%       1.46%       1.78%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the manager.................                 0.13%       0.30%       0.23%       0.32%
Portfolio turnover rate(F)..................................                   58%         33%         40%         35%

(A) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Large Cap Value Fund on April 1, 1996.

(B) The net asset value per share for the Large Cap Value Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.254705.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

(F) Portfolio turnover rate is that of the Portfolio.

                                                                   SMALL CAP VALUE
                                                                    MILEAGE FUND
                                                              -------------------------
                                                                                           MARCH 1,
                                                                     YEAR ENDED              TO
                                                                     OCTOBER 31,          OCTOBER 31,
                                                                 2001          2000          1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   -----------   -----------
Net asset value, beginning of period........................    $             $ 9.95        $10.00
                                                                ------        ------        ------
Income from investment operations:
    Net investment income (loss)(A).........................                   (0.10)         0.22
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................                    1.56         (0.27)
                                                                ------        ------        ------
Total from investment operations............................                    1.46         (0.05)
                                                                ------        ------        ------
Less distributions:
    Dividends from net investment income....................                   (0.02)           --
    Distributions from net realized gains on securities.....                   (0.97)           --
                                                                ------        ------        ------
Total distributions.........................................                   (0.99)           --
                                                                ------        ------        ------
Net asset value, end of period..............................    $             $10.42        $ 9.95
                                                                ======        ======        ======
Total return (not annualized)...............................                   16.38%        (0.50)%
                                                                ======        ======        ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $             $   74        $   53
    Ratios to average net assets (annualized)(A):
      Expenses..............................................                    1.47%         1.51%
      Net investment income.................................                    1.38%         0.45%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................                   30.80%         8.87%
Portfolio turnover rate(B)..................................                      63%           31%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) Portfolio turnover rate is that of the Portfolio.

                                                                         INTERNATIONAL EQUITY MILEAGE FUND
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2001        2000       1999(C)      1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period(A).....................  $           $ 20.17     $ 17.56     $ 17.67     $ 15.31
                                                              -------     -------     -------     -------     -------
Income from investment operations:
    Net investment income(B)................................                 0.21        0.23        0.25        0.25
    Net gains on securities (both realized and
      unrealized)(B)........................................                 0.28        3.06        0.33        2.52
                                                              -------     -------     -------     -------     -------
Total from investment operations............................                 0.49        3.29        0.58        2.77
                                                              -------     -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................                (0.21)      (0.25)      (0.27)      (0.18)
    Distributions from net realized gains on securities.....                (2.03)      (0.43)      (0.42)      (0.23)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................                (2.24)      (0.68)      (0.69)      (0.41)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $           $ 18.42     $ 20.17     $ 17.56     $ 17.67
                                                              =======     =======     =======     =======     =======
Total return................................................                 1.84%      19.27%       3.49%      18.44%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................   $           $5,452      $6,334      $5,356      $5,219
    Ratios to average net assets (annualized)(B):
        Expenses............................................                 1.41%       1.41%       1.47%       1.47%
        Net investment income...............................                 0.91%       1.23%       1.32%       1.61%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................                 0.01%       0.08%       0.18%       0.21%
Portfolio turnover rate(D)..................................                   45%         63%         24%         15%

(A) The net asset value per share for the International Equity Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.520913.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment adviser to the International Equity Mileage Fund by Lazard Asset Management and Independence Investment Associates.

(D) Portfolio turnover rate is that of the Portfolio.


                                                                  S&P 500 INDEX
                                                                   MILEAGE FUND
                                          -----------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                YEAR ENDED            MARCH 2, TO
                                            JUNE 30,              DECEMBER 31,           DECEMBER 31,
                                          -------------   ----------------------------   ------------
                                              2001           2000(A)          1999           1998
                                          -------------   -------------   ------------   ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....     $12.61          $14.05          $11.78         $10.00
                                             ------          ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.05            0.10            0.11           0.10
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................      (0.93)          (1.44)           2.27           1.78
                                             ------          ------          ------         ------
Total from investment operations........      (0.88)          (1.34)           2.38           1.88
                                             ------          ------          ------         ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income..............................      (0.02)          (0.10)          (0.11)         (0.10)
                                             ------          ------          ------         ------
Total distributions.....................      (0.02)          (0.10)          (0.11)         (0.10)
                                             ------          ------          ------         ------
NET ASSET VALUE, END OF PERIOD..........     $11.71          $12.61          $14.05         $11.78
                                             ======          ======          ======         ======
TOTAL RETURN............................     (6.96%)(C)      (9.60%)         20.31%         18.92%(C)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................     $4,468          $4,853          $4,685         $2,551
  Ratios to average net assets
    (annualized):
    Net investment income...............      0.75%           0.71%           0.87%          1.00%
    Expenses, including expenses of the
      master portfolio, after
      waivers(B)........................      0.56%           0.55%           0.55%          0.55%
    Expenses, including expenses of the
      master portfolio, before
      waivers(B)........................      1.31%           1.25%           1.72%          3.36%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by State Street Bank, BT
      Alex Brown, and AMR Investment
      Services, Inc.....................      0.75%           0.70%           1.17%          2.81%

----------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C)   Not annualized.

                                                                         INTERMEDIATE BOND
                                                                           MILEAGE FUND
                                                              --------------------------------------
                                                                    YEAR ENDED
                                                                    OCTOBER 31,          MARCH 2 TO
                                                              -----------------------    OCTOBER 31,
                                                               2001     2000     1999       1998
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------   ------   ------   -----------
Net asset value, beginning of period........................  $        $ 9.72   $10.40     $ 10.00
                                                              ------   ------   ------     -------
Income from investment operations:
    Net investment income(A)................................             0.62     0.53        0.38
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................            (0.06)   (0.67)       0.40
                                                              ------   ------   ------     -------
Total from investment operations............................             0.56    (0.14)       0.78
                                                              ------   ------   ------     -------
Less distributions:
    Dividends from net investment income....................            (0.62)   (0.53)      (0.38)
    Distributions from net realized gains on securities.....               --    (0.01)         --
                                                              ------   ------   ------     -------
Total distributions.........................................            (0.62)   (0.54)      (0.38)
                                                              ------   ------   ------     -------
Net asset value, end of period..............................  $        $ 9.66   $ 9.72     $ 10.40
                                                              ======   ======   ======     =======
Total return (not annualized)...............................             5.98%   (1.43)%      7.94%
                                                              ======   ======   ======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $        $  141   $  501     $    58
    Ratios to average net assets (annualized)(A):
        Expenses............................................             0.89%    0.88%       0.87%
        Net investment income...............................             6.36%    5.48%       5.53%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................             2.35%    9.60%     116.08%
Portfolio turnover rate(B)..................................              102%     123%        181%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) Portfolio turnover rate is that of the Portfolio.

                                                                              SHORT-TERM BOND
                                                                               MILEAGE FUND
                                                              -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                               2001      2000      1999     1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    -------    ------
Net asset value, beginning of period(B).....................  $         $ 9.29    $ 9.60    $ 9.60     $ 9.65
                                                              ------    ------    ------    ------     ------
Income from investment operations:
    Net investment income(C)................................              0.58      0.55      0.60       0.61
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................             (0.09)    (0.31)       --      (0.05)
                                                              ------    ------    ------    ------     ------
Total from investment operations............................              0.49      0.24      0.60       0.56
                                                              ------    ------    ------    ------     ------
Less distributions:
    Dividends from net investment income....................             (0.58)    (0.55)    (0.60)     (0.61)
    Distributions from net realized gains on securities.....                --        --        --         --
                                                              ------    ------    ------    ------     ------
Total distributions.........................................             (0.58)    (0.55)    (0.60)     (0.61)
                                                              ------    ------    ------    ------     ------
Net asset value, end of period..............................  $         $ 9.20    $ 9.29    $ 9.60     $ 9.60
                                                              ======    ======    ======    ======     ======
Total return................................................              5.46%     2.61%     6.45%      5.90%
                                                              ======    ======    ======    ======     ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $         $  860    $  866    $1,494     $1,226
    Ratios to average net assets (annualized)(C):
        Expenses............................................              0.85%     0.85%     0.85%      0.85%
        Net investment income...............................              6.29%     5.78%     6.24%      6.37%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................              1.73%     1.52%     1.89%      2.16%
Portfolio turnover rate(D)..................................                89%      115%       74%       282%

(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Mileage Fund was known as the American AAdvantage Limited-Term Income Mileage Fund.

(B) The net asset value per share for the Short-Term Bond Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 2.034588.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(D) Portfolio turnover rate is that of the Portfolio.

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund
                         (collectively, "Mileage Funds")

                            AMERICAN AADVANTAGE FUNDS
                                  Balanced Fund
                              Large Cap Value Fund
                              Small Cap Value Fund
                            International Equity Fund
                               S&P 500 Index Fund
                             Intermediate Bond Fund
                              Short-Term Bond Fund
                       (collectively, "AAdvantage Funds")

                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155

                           ___________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                January __, 2002

      This Statement of Additional Information ("SAI") relates specifically to the reorganization of the Mileage Funds into a corresponding AAdvantage Fund. Under a proposed Agreement and Plan of Reorganization and Termination ("Plan"), each AAdvantage Fund will acquire all of the assets, and will assume all of the liabilities, of the corresponding Mileage Fund in exchange solely for PlanAhead Class shares of the AAdvantage Funds ("Reorganization"). The exchange of each Mileage Fund's assets for each AAdvantage Fund's shares will be at their respective net asset values ("NAV"). Each Mileage Fund then will distribute those PlanAhead Class shares to its shareholders. As a result, each Mileage Fund shareholder will receive PRO RATA full and fractional PlanAhead Class shares of the corresponding AAdvantage Fund. The Mileage Funds and the AAdvantage Funds operate as feeder funds in a master-feeder structure.

      This SAI is not a prospectus and should be read only in conjunction with the Combined Proxy Statement and Prospectus dated January __, 2002 relating to the Reorganization. A copy of the Combined Proxy Statement and Prospectus may be obtained by contacting AMR Investment Services, Inc. at 800-388-3344. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

1. The audited financial statements of the Mileage Funds, except the S&P 500 Index Mileage Fund, and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such Mileage Funds, previously filed with the Securities and Exchange Commission ("SEC") on December __, 2001, EDGAR Accession Number ___________________________.

2. The audited financial statements of the S&P 500 Index Mileage Fund and notes thereto for the fiscal year ended December 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such Mileage Fund, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001858.

3. The unaudited financial statements of the S&P 500 Index Mileage Fund and notes thereto for the semi-annual period ended June 30, 2001 previously filed with the SEC on August 29, 2001, EDGAR Accession Number 0000950134-01-505968.

4. The audited financial statements of the AAdvantage Funds, except the S&P 500 Index Fund, and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such AAdvantage Funds, previously filed with the SEC on December __, 2001, EDGAR Accession Number
     __________________.

5. The audited financial statements of the AAdvantage S&P 500 Index Fund and notes thereto for the fiscal year ended December 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such AAdvantage Fund, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001864.

6. The unaudited financial statements of the AAdvantage S&P 500 Index Fund and notes thereto for the semi-annual period ended June 30, 2001 previously filed with the SEC on August 29, 2001, EDGAR Accession Number 0000950134-01-505969.

9. The Statement of Additional Information as it relates to the Mileage Funds, dated March 1, 2001, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001836.

10. Supplement to the Statement of Additional Information as it relates to the Mileage Funds, dated August 29, 2001, previously filed with the SEC on August 30, 2001, EDGAR Accession Number 0000943824-01-500005.

11. Supplement to the Statement of Additional Information as it relates to the Mileage Funds, dated September 6, 2001, previously filed with the SEC on September 6, 2001, EDGAR Accession Number 0000943824-01-500006.

12. The Statement of Additional Information as it relates to the PlanAhead Class of the AAdvantage Funds, dated March 1, 2001, previously filed with the SEC on February 28, 2001, EDGAR Accession Number 0000950134-01-509149.

13. Supplement to the Statement of Additional Information as it relates to the Institutional Class of the AAdvantage Funds, dated July 18, 2001, previously filed with the SEC on July 18, 2001, EDGAR Accession Number 0000809593-01-500007.

14. Supplement to the Statement of Additional Information as it relates to the AMR, Institutional and PlanAhead Classes of the AAdvantage Funds, dated August 29, 2001, previously filed with the SEC on August 30, 2001, EDGAR Accession Number 0000809593-01-500010.

15. Supplement to the Statement of Additional Information as it relates to the AMR, Institutional and PlanAhead Classes of the AAdvantage Funds, dated September 6, 2001, previously filed with the SEC on September 6, 2001, EDGAR Accession Number 0000809593-01-500011.

16. Supplement to the Statement of Additional Information as it relates to the Institutional Class of the AAdvantage Funds, dated November 30, 2001, previously filed with the SEC on November 30, 2001, EDGAR Accession Number 0000809593-01-500015.

                            PART C. OTHER INFORMATION


Item 15.  INDEMNIFICATION

         Article XI, Section 2 of the Registrant's Declaration of Trust provides that:

         (a) Subject to the  exceptions and  limitations  contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of this character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by his to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

         Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1)      Declaration of Trust 5/

(2)      By-Laws 5/

(3)      Copies of any voting trust agreement -none

(4) A copy of the Agreement and Plan of Reorganization and Termination is included in the Combined Proxy Statement and Prospectus as Appendix A thereto and incorporated by reference.

(5) Instruments defining the rights of the holders of Registrant's shares of beneficial interest *

(6)      (a)      Fund Management Agreement between American AAdvantage
                  Funds and AMR Investment Services, Inc., dated April 3, 1987
                  5/

         (b)      Supplement to Fund Management Agreement dated August 1, 1994
                  5/

         (c)      Supplement to Fund Management Agreement dated August 1, 1995
                  5/

         (d)      Supplement to Fund Management Agreement dated November 1, 1995
                  8/

         (e) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 2/

         (f)      Supplement to Fund Management Agreement, dated December 17,
                  1996 3/

         (g)      Supplement to Fund Management Agreement, dated July 25, 1997
                  4/

         (h)      Supplement to Fund Management Agreement, dated September 1,
                  1998 7/

         (i)      Supplement to Fund Management Agreement, dated January 1, 1999
                  8/

         (j) Supplemental Terms and Conditions to the Management Agreement, dated May 19, 2000 10/

         (k)      Supplement to Fund Management Agreement, dated November 16,
                  2000 12/

         (l)      Supplement to Fund Management Agreement, dated October 17,
                  2001 16/

         (m) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated November 1, 1995 5/

         (n) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc. dated November 1, 1995 5/

         (o) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. dated November 1, 1995 5/

         (p) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated January 16, 1998 6/

         (q) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 3/

         (r) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management 8/

         (s) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated October 15, 1998 7/

         (t) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated October 15, 1998 7/

         (u) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated March 1, 1999 8/

         (v) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 11/

         (w) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 11/

         (x) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 11/

         (y) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 11/

         (z) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 12/

         (aa) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 12/

         (bb) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 16/

         (cc) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC 16/

         (dd) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 5/

         (ee) Supplement to Administrative Services Agreement, dated September 1, 1998 7/

         (ff) Supplement to Administrative Services Agreement, dated January 1, 1999 8/

         (gg) Supplement to Administrative Services Agreement, dated March 1, 2000 9/

         (hh) Supplement to Administrative Services Agreement, dated May 19, 2000 11/

         (ii) Supplement to Administrative Services Agreement, dated November 16, 2000 12/

         (jj) Supplement to Administrative Services Agreement, dated November 30, 2001 16/

         (kk) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 8/

(7)      (a)      Distribution Agreement among the American AAdvantage
                  Mileage Funds, the American AAdvantage Funds, and Brokers
                  Transaction Services, Inc., dated September 1, 1995 5/

         (b) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 9/

(8)      Bonus, profit sharing or pension plans - none

(9)      (a)      Custodian Agreement between the American AAdvantage Funds and
                  State Street Bank and Trust Company, dated December 1, 1997 6/

         (b) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 10/

         (c) Form of Amendment to Custodian Agreement to add four new series of the American AAdvantage Funds, dated July 31, 2000 10/

(10)     (a)      Plan  pursuant  to  Rule  12b-1  for  the  Institutional,
                  PlanAhead and AMR Classes 5/

         (b)       Amended and Restated Plan pursuant to Rule 18f-3 5/

(11)     Opinion and consent of Counsel on legality of shares (filed herewith)

(12)     Opinion and consent of Counsel on tax matters (to be filed)

(13)     (a)      Transfer Agency and Service Agreement between the American
                  AAdvantage Funds-and State Street Bank and Trust Company dated
                  January 1, 1998 6/

         (b) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated March 1, 1999 10/

         (c) Form of Amendment to Transfer Agency Agreement to add four new series of the American AAdvantage Funds, dated July 31, 2000 10/

         (d) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company dated January 2, 1998 6/

         (e) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 13/

         (f) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 5/

         (g) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 8/

         (h) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company dated November 29, 1999 8/

(14)     Consent of Independent Auditors (to be filed)

(15)     Financial statements omitted from prospectus - none

(16)     (a)      Powers of Attorney for Trustees of the American AAdvantage
                  Funds and the AMR Investment Services Trust (filed herewith)

         (b) Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio, a series of the State Street Master Funds 9/

(17)     Additional Exhibits

         (a)      Form of Proxy (filed herewith)

------------------------------
* Article VIII of the Declaration of Trust and Article III of Registrant's By-Laws, regarding shareholder's rights and powers, is incorporated by reference from Post-Effective Amendment No. 23 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 18, 1997.

1/ Incorporated by reference from Post-Effective Amendment No. 4 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 31, 1990.

2/ Incorporated by reference from Post-Effective Amendment No. 15 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 22, 1995.

3/ Incorporated by reference from Post-Effective Amendment No. 19 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 13, 1997.

4/ Incorporated by reference from Post-Effective Amendment No. 20 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on July 1, 1997.

5/ Incorporated by reference from Post-Effective Amendment No. 23 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 18, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 24 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 27, 1998.

7/ Incorporated by reference from Post-Effective Amendment No. 25 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 15, 1998.

8/ Incorporated by reference from Post-Effective Amendment No. 28 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 21, 1999.

9/ Incorporated by reference from Post-Effective Amendment No. 29 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on March 1, 2000.

10/ Incorporated by reference from Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on July 7, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 33 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 11, 2000.

12/ Incorporated by reference from Post-Effective Amendment No. 34 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 29, 2000.

13/ Incorporated by reference from Post-Effective Amendment No. 35 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 28, 2001.

14/ Incorporated by reference from Post-Effective Amendment No. 36 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on June 20, 2001.

15/ Incorporated by reference from Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 1, 2001.

16/ Incorporated by reference from Post-Effective Amendment No. 38 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on November 30, 2001.

Item 17.  UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, American AAdvantage Funds, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Worth and State of Texas, on the 14th day of December, 2001.

                                    AMERICAN AADVANTAGE FUNDS

                                    By:  /s/ William F. Quinn
                                       ---------------------------------
                                           William F. Quinn
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date

 /s/ William F. Quinn               Chairman, President and    December 14, 2001
-----------------------------       Trustee
William F. Quinn

Alan D. Feld*                       Trustee                    December 14, 2001
-----------------------------
Alan D. Feld

Ben J. Fortson*                     Trustee                    December 14, 2001
-----------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                  Trustee                    December 14, 2001
-----------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                    December 14, 2001
-----------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                    December 14, 2001
-----------------------------
R. Gerald Turner

Kneeland Youngblood*                Trustee                    December 14, 2001
-----------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
     --------------------------------
      William F. Quinn, Attorney-in-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the AMR Investment Services Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Worth and State of Texas, on the 14th day of December, 2001.

                                    AMR INVESTMENT SERVICES TRUST


                                    By:  /s/ William F. Quinn
                                       ---------------------------------
                                           William F. Quinn
                                           President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date

/s/ William F. Quinn                Chairman, President and    December 14, 2001
-----------------------------       Trustee
William F. Quinn

Alan D. Feld*                       Trustee                    December 14, 2001
-----------------------------
Alan D. Feld

Ben J. Fortson*                     Trustee                    December 14, 2001
-----------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                  Trustee                    December 14, 2001
-----------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                    December 14, 2001
-----------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                    December 14, 2001
-----------------------------
R. Gerald Turner

Kneeland Youngblood*                Trustee                    December 14, 2001
-----------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
     --------------------------------
      William F. Quinn, Attorney-in-Fact

                                   SIGNATURES

      This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Registration Statement on Form N-14 of the American AAdvantage Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                              STATE STREET MASTER FUNDS

                              By:   /s/Kathleen Cuocolo
                                    -------------------
                                    Kathleen Cuocolo
                                    President, State Street Master Funds

      This Registration Statement on Form N-14 of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on December 14, 2001. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                     TITLE

/s/Kathleen Cuocolo           President (Principal Executive Officer),
------------------------      State Street Master Funds
Kathleen Cuocolo

/s/Janine Cohen               Treasurer (Principal Accounting Officer),
------------------------      State Street Master Funds
Janine Cohen

William L. Boyan*             Trustee, State Street Master Funds
------------------------
William L. Boyan

Michael F. Holland*           Trustee, State Street Master Funds
------------------------
Michael F. Holland

Rina K. Spence*               Trustee, State Street Master Funds
------------------------
Rina K. Spence

Douglas T. Williams*          Trustee, State Street Master Funds
------------------------
Douglas T. Williams

*By:  /s/Julie A. Tedesco
      ------------------------------------------
      Julie A. Tedesco
      as Attorney-in-Fact pursuant to Powers of Attorney

                            AMERICAN AADVANTAGE FUNDS
                                    Form N-14

                                  EXHIBIT INDEX

Item 16 (11)               Opinion and consent of Counsel on legality of shares

Item 16 (16)(a)            Powers of Attorney for Trustees of the
                           American AAdvantage Funds and the AMR Investment
                           Services Trust

Item 16 (17)(a)            Form of Proxy